UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  028-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     COO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

 /s/   Dan Sapadin     New York, NY/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $1,357,199 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC                      SPON ADR REP A   056752108     6400    55663 SH       SOLE                    55663        0        0
CIGNA CORPORATION              COM              125509109   121329  2757466 SH       SOLE                  2757466        0        0
DANA HLDG CORP                 COM              235825205    16588  1294901 SH       SOLE                  1294901        0        0
DECKERS OUTDOOR CORP           COM              243537107    69809  1586200 SH       SOLE                  1586200        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     1553   193178 SH       SOLE                   193178        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    84570  1514785 SH       SOLE                  1514785        0        0
FOREST OIL CORP                COM PAR $0.01    346091705    74407 10151030 SH       SOLE                 10151030        0        0
GENON ENERGY INC               COM              37244E107    20423 11943100 SH       SOLE                 11943100        0        0
HEWLETT PACKARD CO             COM              428236103    61625  3064400 SH       SOLE                  3064400        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    33665  1000000 SH  CALL SOLE                  1000000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    27395   700000 SH  CALL SOLE                   700000        0        0
IVANHOE MINES LTD              COM              46579N103    22666  2341500 SH       SOLE                  2341500        0        0
IVANHOE MINES LTD              RIGHT 07/19/2012 46579N152     2610  2830800 SH       SOLE                  2830800        0        0
LONE PINE RES INC              COM              54222A106    19430  7065604 SH       SOLE                  7065604        0        0
NETAPP INC                     COM              64110D104    35692  1121700 SH       SOLE                  1121700        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0    70901 62000000 PRN      SOLE                 62000000        0        0
NEWS CORP                      CL A             65248E104    94775  4251912 SH       SOLE                  4251912        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    19110   972542 SH       SOLE                   972542        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     1274    71829 SH       SOLE                    71829        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     1953   108365 SH       SOLE                   108365        0        0
SINA CORP                      ORD              G81477104     3103    59900 SH       SOLE                    59900        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    40832   300000 SH  PUT  SOLE                   300000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   132265  3353579 SH       SOLE                  3353579        0        0
VERISIGN INC                   COM              92343E102    81608  1873031 SH       SOLE                  1873031        0        0
VIRGIN MEDIA INC               COM              92769L101    84780  3476032 SH       SOLE                  3476032        0        0
VISTEON CORP                   COM NEW          92839U206    86548  2307945 SH       SOLE                  2307945        0        0
WELLPOINT INC                  COM              94973V107    47875   750504 SH       SOLE                   750504        0        0
YAHOO INC                      COM              984332106    69446  4387000 SH       SOLE                  4387000        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607     1158   164467 SH       SOLE                   164467        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8     6303 18805438 PRN      SOLE                 18805438        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AC6     8188 14454756 PRN      SOLE                 14454756        0        0
ZYNGA INC                      CL A             98986T108     8918  1639281 SH       SOLE                  1639281        0        0